Financial Instruments and Related Disclosures - Summary of External Credit Exposure (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 3,072	£ 2,338
US Treasury and Treasury repo only money market funds	102	449
Liquidity funds	2,040	1,572
Government securities	79	84
3rd party financial derivatives	270	150
Total	5,563	4,593
AAA/Aaa [member]
Disclosure of external credit grades [line items]
US Treasury and Treasury repo only money market funds	102	449
Liquidity funds	2,040	1,572
Total	2,142	2,021
AA/Aa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	538	662
Government securities	78	83
3rd party financial derivatives	35	19
Total	651	764
A/A [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	1,906	1,275
3rd party financial derivatives	225	127
Total	2,131	1,402
BBB/Baa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	605	381
Government securities	1	1
3rd party financial derivatives	10	4
Total	616	386
BB+/Ba1 and Below/Unrated [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	23	20
Total	£ 23	£ 20